Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022
Income per share
Loss for the period	$ (265,351)	$ (36,648)	[1]	$ (1,505,859)	$ (200,103)	[1]
Non-controlling interests	(1,974)	(5,946)	[1]	(8,334)	(9,162)	[1]
Loss attributable to IHS common shareholders	$ (263,377)	$ (30,702)		$ (1,497,525)	$ (190,941)
Basic weighted average shares outstanding	334,046	331,688		333,388	330,913
Potentially dilutive securities	1,811	3,446		2,079	3,381
Potentially dilutive weighted average common shares outstanding	335,857	335,134		335,467	334,294
Basic loss per share	$ (0.79)	$ (0.09)	[1]	$ (4.49)	$ (0.58)	[1]
Diluted loss per share	$ (0.79)	$ (0.09)	[1]	$ (4.49)	$ (0.58)	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.